Other commitments, contingent liabilities and contingent assets (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Wells	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of other provisions and other liabilities [line items]
Contractual commitments		$ 7,038
Trade, other payables and provisions		14,310	$ 10,510	$ 10,450
Wells committed to drill [member]
Disclosure of other provisions and other liabilities [line items]
Contractual commitments		$ 409
Number of wells, committed to drill | Wells		36
Average ownership interest in wells committed to drill		46.00%
Various long term agreements [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Contract Term		2060
Leases Agreements [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax		$ 2,022
Agbami redetermination [member]
Disclosure of other provisions and other liabilities [line items]
Reduction in exposure	$ 822
Other Revenue	$ 57
Guarantees [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		439
Claim from Petrofac [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 163
Percentage Share of Contingent Liability		31.85%
Claim from Petrofac [member] | Petrofac International (UAE) LLC [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 533
Dispute with Brazilian tax authorities [member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		135
ICMS indirect tax [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 460
Indirect tax rate		18.00%
KKD oil sands partnership [Member]
Disclosure of other provisions and other liabilities [line items]
Proportion of ownership interest divested		40.00%
KKD oil sands partnership [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 397
Norwegian tax authorities [member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		182
Research & Development cost [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		206
Internal pricing of certain products of natural gas liquids [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 100
New Brazilian law [Member]
Disclosure of other provisions and other liabilities [line items]
Percent of savings from ICMS tax incentives		10.00%
New Brazilian law [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 112